CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	[1]	$ 4,399	$ 4,004	$ 3,698
Cost of services, equipment and accessories	[1]	(526)	(515)	(441)
Selling, general and administrative expenses		(1,883)	(1,799)	(1,646)
Listing expense		(162)	0	0
Depreciation		(578)	(529)	(527)
Amortization		(224)	(199)	(208)
Impairment (loss) / reversal, net		(9)	(3)	6
Gain on disposal of non-current assets		2	5	46
Gain on disposal of subsidiaries		400	145	0
Other operating income		20	1	1
Operating profit		1,439	1,110	929
Finance costs		(535)	(495)	(531)
Finance income		52	49	60
Other non-operating (loss) / gain, net		(130)	31	20
Net foreign exchange (loss) / gain		(41)	9	81
Profit before tax from continuing operations		785	704	559
Income taxes		(194)	(217)	(179)
Profit from continuing operations		591	487	380
Loss after tax from discontinued operations and disposals of discontinued operations		0	0	(2,830)
(Loss) / profit for the period		591	487	(2,450)
Attributable to:
The owners of the parent (continuing operations)		532	415	307
The owners of the parent (discontinued operations)		0	0	(2,835)
Non-controlling interest		$ 59	$ 72	$ 78
Basic and diluted earnings / (loss) per share attributable to ordinary equity holders of the parent:
Basic earnings / (loss) per share attributable to ordinary equity holders of the parent, from continuing operations (in USD per share)		$ 0.30	$ 0.23	$ 0.17
Diluted earnings / (loss) per share attributable to ordinary equity holders of the parent, from continuing operations (in USD per share)		0.30	0.23	0.17
Basic earnings / (loss) per share attributable to ordinary equity holders of the parent, from discontinued operations (in USD per share)		0.00	0	(1.61)
Diluted earnings / (loss) per share attributable to ordinary equity holders of the parent, from discontinued operations (in USD per share)		0	0.00	(1.61)
Basic earnings / (loss) per share attributable to ordinary equity holders of the parent (in USD per share)		0.30	0.23	(1.44)
Diluted earnings / (loss) per share attributable to ordinary equity holders of the parent (in USD per share)		$ 0.30	$ 0.23	$ (1.44)

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.